Inventory (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Inventory
Raw materials	$ 465,535	$ 0
Finished goods	966,021	4,804,299
Total inventory	$ 1,431,556	$ 4,804,299